Inventories	12 Months Ended
Dec. 31, 2013
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2012	2013
	US$	US$
Finished goods	7,181	9,117
Work in process	17,718	17,218
Raw materials	7,244	7,331

	32,143	33,666

The Company wrote down US$4,644 thousand, US$1,631 thousand and US$2,503 thousand in 2011, 2012 and 2013, respectively, for estimated obsolete or unmarketable inventory.